UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07923

                                CNI CHARTER FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                             400 North Roxbury Drive
                             Beverly Hills, CA 90210
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-889-0799

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2007

                     DATE OF REPORTING PERIOD: JUNE 30, 2007

ITEM 1.  SCHEDULE OF INVESTMENTS


Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

AHA Limited Maturity Fixed Income Fund

Description                                   Face Amount (000)    Value (000)
------------------------------------------------------------------------------
CORPORATE BONDS [35.6%]

   AEROSPACE & DEFENSE [0.5%]
   United Technologies
      4.375%, 05/01/10                        $            200    $       195
   ===========================================================================

   BANKS [2.8%]
   HSBC Holding
      7.500%, 07/15/09                                     200            208
   U.S. Bank, NA
      6.375%, 08/01/11                                     710            731
   Washington Mutual
      4.375%, 01/15/08                                     250            249
   ---------------------------------------------------------------------------
   TOTAL BANKS                                                          1,188
   ===========================================================================

   BEAUTY PRODUCTS [1.7%]
   Procter & Gamble
      6.875%, 09/15/09                                     710            733
   ===========================================================================

   CHEMICALS [0.6%]
   Dow Chemical
      5.750%, 12/15/08                                     250            250
   ===========================================================================

   COMPUTER SYSTEM DESIGN & SERVICES [2.6%]
   IBM
      6.450%, 08/01/07                                     400            400
   IBM, MTN
      4.375%, 06/01/09                                     710            699
------------------------------------------------------------------------------
   TOTAL COMPUTERS SYSTEM DESIGN & SERVICES                             1,099
   ===========================================================================

   ELECTRICAL PRODUCTS [0.6%]
   Public Service Electric & Gas,
      Ser C, MTN
      4.000%, 11/01/08                                     250            245
   ===========================================================================

   FINANCE AUTO LOANS [0.7%]
   Toyota MotorCredit
      5.500%, 12/15/08                                     300            300
   ===========================================================================

   FINANCIAL SERVICES [4.2%]
   American Express Credit
      3.000%, 05/16/08                                     300            294
   American General Finance,
      Ser H, MTN
      5.375%, 10/01/12                                     710            701
   International Lease Finance
      4.350%, 09/15/08                                     300            296

Description                                   Face Amount (000)    Value (000)
------------------------------------------------------------------------------
   John Deere Capital, Ser D, MTN
      4.500%, 01/25/08                        $            200    $       198
   National Rural Utilities
      3.875%, 02/15/08                                     275            272
   ---------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                             1,761
   ===========================================================================

   FOOD, BEVERAGE & TOBACCO [0.6%]
   Coca-Cola Enterprises
      5.750%, 11/01/08                                     250            251
   ===========================================================================

   INSURANCE [0.5%]
   Allstate
      7.200%, 12/01/09                                     200            208
   ===========================================================================

   INVESTMENT BANKER/BROKER DEALER [11.4%]
   Citigroup
      6.500%, 01/18/11                                     710            732
      3.500%, 02/01/08                                     300            297
   Credit Suisse First Boston
      6.125%, 11/15/11                                     710            726
      3.875%, 01/15/09                                     300            294
   Goldman Sachs Group
      6.650%, 05/15/09                                     710            726
      4.125%, 01/15/08                                     300            298
   Lehman Brothers Holdings
      6.625%, 01/18/12                                     710            736
   Merrill Lynch, Ser B, MTN
      3.125%, 07/15/08                                     300            293
   Morgan Stanley
      6.750%, 04/15/11                                     710            736
   ---------------------------------------------------------------------------
   TOTAL INVESTMENT BANKER/BROKER DEALER                                4,838
   ===========================================================================

   MULTI-MEDIA [1.7%]
   Walt Disney
      6.375%, 03/01/12                                     710            735
   ===========================================================================

   OIL, GAS & CONSUMABLE FUELS [1.7%]
   Conoco Funding
      6.350%, 10/15/11                                     710            732
   ===========================================================================

   RETAIL [1.1%]
   Target
      5.400%, 10/01/08                                     250            250
   Wal-Mart Stores
      6.875%, 08/10/09                                     200            206
   ---------------------------------------------------------------------------
   TOTAL RETAIL                                                           456
   ===========================================================================

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

AHA Limited Maturity Fixed Income Fund

Description                                   Face Amount (000)    Value (000)
------------------------------------------------------------------------------

   SECURITY BROKERS & DEALERS [0.7%]
   Countrywide Home Loan, MTN
      3.250%, 05/21/08                        $            300    $       294
   ---------------------------------------------------------------------------
   TOTAL SECURITY BROKERS & DEALERS                                       294
   ===========================================================================

   TELEPHONES & TELECOMMUNICATIONS [4.2%]
   AT&T
      6.250%, 03/15/11                                     710            725
   Bellsouth Telecommunications
      5.875%, 01/15/09                                     300            302
   Verizon Communications
      7.250%, 12/01/10                                     710            749
   ---------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                1,776
   ===========================================================================

      TOTAL CORPORATE BONDS
        (Cost $15,192)                                                 15,061
      ========================================================================

U.S. GOVERNMENT AGENCY OBLIGATIONS [23.8%]
   FHLB
      4.375%, 09/17/10                                   1,200          1,171
   FHLMC
      5.250%, 05/21/09                                     980            981
      5.125%, 10/15/08 (B)                               1,200          1,200
      4.625%, 12/19/08                                     700            694
      4.250%, 07/15/09                                     265            260
      3.875%, 06/15/08                                     540            533
      3.625%, 09/15/08                                   1,130          1,109
   FNMA
      6.125%, 03/15/12                                     285            295
      5.500%, 03/15/11                                   1,200          1,210
      4.875%, 04/15/09                                     685            681
      3.250%, 08/15/08                                     900            880
      3.250%, 02/15/09                                   1,105          1,071
   ---------------------------------------------------------------------------
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
        (Cost $10,131)                                                 10,085
   ===========================================================================

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [22.0%]
   FFCB
      5.220%, 10/21/13                                     692            686
   FHLMC REMIC, Ser R003,
      Cl AG
      5.125%, 10/15/15                                     875            860
   FHLMC REMIC, Ser R007,
      Cl AC
      5.875%, 05/15/16                                     924            923
   FHLMC REMIC, Ser R009,
      Cl AK
      5.750%, 12/15/18                                     927            919
   FHLMC, Pool J04241
      5.500%, 01/01/22                                   1,080          1,064

Description                                   Face Amount (000)    Value (000)
------------------------------------------------------------------------------
   FHLMC, Pool J04459
      5.000%, 03/01/22                        $            291    $       281
   FHLMC, Pool J04492
      5.000%, 03/01/22                                     395            382
   FHLMC, Pool J04508
      5.000%, 03/01/22                                     282            272
   FHMLC REMIC, Ser R013,
      Cl AB
      6.000%, 12/15/21                                   1,200          1,198
   FNMA REMIC, Ser R009, Cl AJ
      5.750%, 12/15/18                                   1,090          1,082
   FNMA, Pool 541946
      7.500%, 07/01/30                                       1              1
   FNMA, Pool 584930
      7.500%, 05/01/31                                       2              2
   FNMA, Pool 837191
      5.000%, 12/01/20                                     833            805
   FNMA, Pool 837196
      5.500%, 02/01/21                                     831            819
   ---------------------------------------------------------------------------
      TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
        OBLIGATIONS
        (Cost $9,408)                                                   9,294
   ===========================================================================

U.S. TREASURY OBLIGATIONS [5.5%]
   U.S. Treasury Notes
      6.000%, 08/15/09                                   1,100          1,124
      5.500%, 02/15/08                                   1,200          1,203
   ---------------------------------------------------------------------------
      TOTAL U.S. TREASURY OBLIGATIONS
        (Cost $2,330)                                                   2,327
   ===========================================================================

MORTGAGE-BACKED SECURITIES [4.7%]
   Bear Stearns Commercial
      Mortgage Securities,
      Ser 2001-TOP2, Cl A1
      6.080%, 02/15/35                                     379            381
   GMAC Commercial Mortgage
      Securities, Ser 2004-C3,
      Cl A2
      3.950%, 12/10/41                                     397            391
   JPMorgan Commercial
      Mortgage, Ser 2005-IDP5
      Cl A1
      5.035%, 12/15/44                                     472            469
   Morgan Stanley Capital
      Investments, Ser 2005-T17,
      Cl A2
      4.110%, 12/13/41                                     779            768
   ---------------------------------------------------------------------------
      TOTAL MORTGAGE-BACKED SECURITIES
        (Cost $2,051)                                                   2,009
   ===========================================================================

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

AHA Limited Maturity Fixed Income Fund

                                                     Face Amount
Description                                         (000)/Shares    Value (000)
-------------------------------------------------------------------------------
ASSET-BACKED SECURITY [0.1%]
   Nissan Auto Receivables Owner
      Trust, Ser 2004-B, Cl A3
      3.350%, 05/15/08                              $         56   $        56
   ----------------------------------------------------------------------------
      TOTAL ASSET-BACKED SECURITY
        (Cost $56)                                                          56
      =========================================================================

COMMERCIAL PAPER (E) [4.9%]
   Chevron Funding,
      5.250%, 07/09/07                                       300           300
   General Electric Capital
      5.260%, 07/09/07                                       571           570
   Mica Funding, LLC (C)
      5.500%, 07/02/07                                       424           424
   Whistlejacket Capital, Ltd. (C)
      5.450%, 07/03/07                                       764           764
   ----------------------------------------------------------------------------
      TOTAL COMMERCIAL PAPER
        (Cost $2,058)                                                    2,058
      =========================================================================

REPURCHASE AGREEMENT (D) [3.8%]
  Lehman Brothers
      5.000%, dated 06/29/07,
      repurchased on 07/02/07,
      repurchase price
      $1,600,667(collateralized by
      a U.S. Government
      Obligation, par value
      $1,795,000, 5.000%,
      11/01/35; with total market
      value $1,634,743)                                    1,600         1,600
   ----------------------------------------------------------------------------
      TOTAL REPURCHASE AGREEMENT
        (Cost $1,600)                                                    1,600
   ============================================================================

CASH EQUIVALENTS [1.8%]
   AIM Short-Term Investment
      Company Liquid Assets
      Portfolio (C)                                       64,566            65
   Fidelity Institutional Domestic
      Money Market Portfolio,
      Cl I, 5.17% (A)                                    710,298           710
   ----------------------------------------------------------------------------
      TOTAL CASH EQUIVALENTS
        (Cost $775)                                                        775
      =========================================================================

      TOTAL INVESTMENTS [102.2%] +
        (Cost $43,601)                                             $    43,265
      =========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $42,317,222.
(A) THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2007.
(B) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT JUNE 30, 2007 WAS $1,210,509.
(C) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING. THE TOTAL VALUE OF SUCH SECURITIES AT JUNE 30, 2007 WAS $1,253,314.
(D) TRI-PARTY REPURCHASE AGREEMENT
(E) RATE SHOWN IS EFFECTIVE YIELD AT TIME OF PURCHASE
CL -- CLASS
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
LLC -- LIMITED LIABILITY COMPANY
LTD. -- LIMITED
MTN -- MEDIUM TERM NOTE
NA -- NATIONAL ASSOCIATION
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES
+ AT JUNE 30, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $43,601
(000)'S, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $6 (000)'S AND $342 (000)'S, RESPECTIVELY.
FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL AND ANNUAL FINANCIAL STATEMENTS.

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

AHA Full Maturity Fixed Income Fund

Description                                     Face Amount (000)   Value (000)
--------------------------------------------------------------------------------
CORPORATE BONDS [28.3%]

   AEROSPACE & DEFENSE [0.2%]
   United Technologies
      4.375%, 05/01/10                          $              80   $        78
   =============================================================================

   AGRICULTURE [0.3%]
   Bunge NA Finance
      5.900%, 04/01/17                                        100            97
   =============================================================================

   AIRLINES [0.0%]
   Continental Airlines (C)
      6.800%, 07/02/07                                         15            15
   =============================================================================

   AUTOMOTIVE [0.7%]
   DaimlerChrysler
      12.375%, 05/01/20                                        55            89
   DaimlerChrysler NA Holdings,
      Ser D, MTN (A)
      5.840%, 09/10/07                                        180           180
   -----------------------------------------------------------------------------
   TOTAL BANKS                                                              269
   =============================================================================

   BANKS [4.8%]
   AmSouth Bancorporation
      6.750%, 11/01/25                                         75            79
   Bank of America
      10.200%, 07/15/15                                       100           127
      5.625%, 10/14/16                                        150           148
   Bank One
      10.000%, 08/15/10                                        89            99
   Bankers Trust
      7.250%, 10/15/11                                         46            49
   Dresdner Bank - New York
      7.250%, 09/15/15                                        150           164
   European Investment Bank
      4.625%, 03/21/12                                        450           438
   Federal Home Loan Bank
      5.625%, 06/13/16                                        185           184
   HSBC Holding
      7.500%, 07/15/09                                        285           296
   Santander Central Hispano
      Issuances
      7.625%, 09/14/10                                        100           106
   Wachovia
      6.300%, 04/15/08                                        150           151
   -----------------------------------------------------------------------------
   TOTAL BANKS                                                            1,841
   =============================================================================

Description                                     Face Amount (000)   Value (000)
--------------------------------------------------------------------------------
   BUILDING & CONSTRUCTION [0.2%]
   Hanson Australia Funding
      5.250%, 03/15/13                          $              75   $        73
   =============================================================================

   CABLE/MEDIA [0.2%]
   TCI Communications
      7.875%, 08/01/13                                         75            82
   =============================================================================

   COMPUTER SYSTEM DESIGN & SERVICES [0.8%]
   IBM, MTN
      4.375%, 06/01/09                                        300           295
   =============================================================================

   DIVERSIFIED OPERATIONS [0.4%]
   Hutchison Whamp International (C)
      5.450%, 11/24/10                                        150           149
   =============================================================================

   DRUGS [0.2%]
   Teva Pharmaceutical
      5.550%, 02/01/16                                         75            72
   =============================================================================

   ENERGY [2.1%]
   Carolina Power & Light
      5.150%, 04/01/15                                         80            77
   Exelon
      5.625%, 06/15/35                                         75            67
   Korea Electric Power
      7.750%, 04/01/13                                         95           104
      6.750%, 08/01/27                                         75            82
   NiSource Finance
      7.875%, 11/15/10                                         75            80
   Pacific Gas & Electric
      6.050%, 03/01/34                                         25            24
   PPL Energy Supply, Ser A
      5.700%, 10/15/15                                         75            72
   PSI Energy
      7.850%, 10/15/07                                        125           126
   Public Service Company of
      Colorado
      4.375%, 10/01/08                                        100            99
   United Utilities
      6.450%, 04/01/08                                         70            71
   -----------------------------------------------------------------------------
   TOTAL ENERGY                                                             802
   =============================================================================

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

AHA Full Maturity Fixed Income Fund

Description                                     Face Amount (000)   Value (000)
--------------------------------------------------------------------------------
   FINANCIAL SERVICES [5.3%]
   American Express Credit
      3.000%, 05/16/08                          $             300   $       294
   American General Finance
      8.450%, 10/15/09                                        100           107
   Associates NA, Ser A
      7.950%, 02/15/10                                         75            80
   Countrywide Financial
      6.250%, 05/15/16                                        100            98
   Eksportsfinans, Ser G, MTN
      5.125%, 10/26/11                                        300           298
   General Electric Capital
      5.500%, 04/28/11                                        330           330
   General Electric Capital, Ser A,
      MTN
      6.000%, 06/15/12                                         75            76
   HSBC Finance
      5.000%, 06/30/15                                         75            70
   Lehman Brothers Holdings
      6.625%, 01/18/12                                        300           311
   Swedish Export Credit
      4.875%, 01/19/10                                        280           278
   UFJ Finance Aruba
      6.750%, 07/15/13                                        125           132
   -----------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                               2,074
   =============================================================================

   FOOD, BEVERAGE & TOBACCO [0.1%]
   Pepsi Bottling Holdings (C)
      5.625%, 02/17/09                                         50            50
   =============================================================================

   INSURANCE [0.5%]
   Protective Life
      4.300%, 06/01/13                                        100            94
   Travelers (A)
      6.250%, 03/15/37                                        100            96
   -----------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                                 190
   =============================================================================

   INVESTMENT BANKER/BROKER DEALER [3.4%]
   Bear Stearns
      5.350%, 02/01/12                                        275           270
   Citigroup
      3.625%, 02/09/09                                        300           292
   Goldman Sachs Group
      6.600%, 01/15/12                                        200           207
      5.650%, 06/28/10 (A)                                    100           100
      5.150%, 01/15/14                                         75            72
   Jefferies Group
      6.450%, 06/08/27                                        100            98
   Merrill Lynch, Ser C, MTN (A)
      5.576%, 02/05/10                                         70            70

Description                                     Face Amount (000)   Value (000)
--------------------------------------------------------------------------------
   Morgan Stanley (A)
      5.636%, 01/15/10                          $             140   $       141
      4.750%, 04/01/14                                         75            70
   -----------------------------------------------------------------------------
   TOTAL INVESTMENT BANKER/BROKER DEALER                                  1,320
   =============================================================================

   MANUFACTURING [0.6%]
   General Electric
      5.000%, 02/01/13                                        150           146
   Tyco International Group
      6.375%, 10/15/11                                         75            77
   -----------------------------------------------------------------------------
   TOTAL MANUFACTURING                                                      223
   =============================================================================

   METALS & MINING [0.5%]
   Vale Overseas
      6.875%, 11/21/36                                        100           101
      6.250%, 01/23/17                                        100            99
   -----------------------------------------------------------------------------
   TOTAL METALS & MINING                                                    200
   =============================================================================

   MORTGAGE FINANCE [0.2%]
   Residential Capital
      6.000%, 02/22/11                                         75            72
   =============================================================================

   MULTI-MEDIA [1.0%]
   Time Warner
      9.125%, 01/15/13                                         50            58
      5.875%, 11/15/16                                         85            83
   Viacom
      7.700%, 07/30/10                                         75            79
   Walt Disney
      6.375%, 03/01/12                                        150           155
   -----------------------------------------------------------------------------
   TOTAL MULTI-MEDIA                                                        375
   =============================================================================

   OIL, GAS & CONSUMABLE FUELS [1.6%]
   ConocoPhillips
      5.300%, 04/15/12                                        300           297
   Shell International
      5.625%, 06/27/11                                        300           302
   -----------------------------------------------------------------------------
   TOTAL OIL, GAS & CONSUMABLE FUELS                                        599
   =============================================================================

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

AHA Full Maturity Fixed Income Fund

Description                                     Face Amount (000)   Value (000)
--------------------------------------------------------------------------------
   PETROLEUM & FUEL PRODUCTS [0.3%]
   Energy Transfer Partners
      6.625%, 10/15/36                          $              75   $        73
   Pemex Project Funding Master
      Trust
      9.125%, 10/13/10                                         50            55
   -----------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                          128
   =============================================================================

   REAL ESTATE INVESTMENT TRUST [0.2%]
   Masco
      6.125%, 10/03/16                                         75            74
   =============================================================================

   RETAIL [1.3%]
   Home Depot
      5.250%, 12/16/13                                        310           299
   Lowe's
      5.000%, 10/15/15                                        200           189
   -----------------------------------------------------------------------------
   TOTAL RETAIL                                                             488
   =============================================================================

   SECURITY BROKERS & DEALERS [0.2%]
   Istar Financial
      5.850%, 03/15/17                                        100            96
   =============================================================================

   SHORT-TERM BUSINESS CREDIT [0.2%]
   Citigroup Canada
      5.200%, 06/01/15                                        100            93
   =============================================================================

   TELEPHONES & TELECOMMUNICATIONS [2.6%]
   British Telecommunications
      8.875%, 12/15/30                                        100           131
      8.375%, 12/15/10 (B)                                     60            66
   Deutsche Telekom International
      Finance
      8.250%, 06/15/30                                         75            90
      8.000%, 06/15/10                                         25            27
   France Telecom
      7.750%, 03/01/11                                         50            53
   New Cingular Wireless Services
      8.750%, 03/01/31                                         75            94
   Royal KPN
      8.000%, 10/01/10                                         10            11
   SBC Communications
      5.300%, 11/15/10                                        200           199
   Sprint Capital
      6.900%, 05/01/19                                         75            74
   Telecom Italia Capital
      7.200%, 07/18/36                                         75            77
   Telefonica Emisiones
      6.421%, 06/20/16                                         75            76

Description                                     Face Amount (000)   Value (000)
--------------------------------------------------------------------------------
   Verizon Global Funding
      4.000%, 01/15/08                          $             100   $        99
   -----------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                    997
   =============================================================================

   TRANSPORTATION SERVICES [0.4%]
   FedEx
      9.650%, 06/15/12                                        125           145
   =============================================================================

      TOTAL CORPORATE BONDS
         (Cost $10,956)                                                  10,897
      ==========================================================================

U.S. GOVERNMENT AGENCY OBLIGATIONS [22.8%]
   FAMC, MTN
      4.250%, 07/29/08                                         20            20
   FFCB
      4.875%, 04/04/12                                        200           197
   FHLMC
      6.875%, 09/15/10                                        300           315
      6.000%, 01/15/17                                        137           138
      5.875%, 03/21/11                                        350           357
      5.500%, 04/15/17                                        146           145
      5.000%, 07/15/14                                        525           515
      5.000%, 02/01/21                                        432           417
      5.000%, 05/15/21                                        150           146
      4.375%, 07/17/15                                        945           882
   FNMA
      6.625%, 09/15/09                                        400           412
      6.125%, 03/15/12                                        740           766
      6.000%, 05/15/11 (D)                                  2,000         2,053
      5.500%, 04/01/36                                        530           512
      5.000%, 11/01/35                                        180           169
      5.000%, 02/13/17                                        625           605
      4.625%, 05/01/13                                        200           192
      4.375%, 09/15/12                                        125           120
      3.875%, 02/15/10                                        675           654
   GNMA
      3.727%, 03/16/27                                        145           140
   -----------------------------------------------------------------------------
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
         (Cost $8,844)                                                    8,755
   =============================================================================

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [15.0%]
   FHLMC Gold, Pool G11880
      5.000%, 12/01/20                                        166           160
   FHLMC REMIC, Ser 2720, Cl JB
      5.000%, 12/15/16                                        150           148
   FHLMC REMIC, Ser R003,
      Cl VA
      5.500%, 08/15/16                                        176           175
   FHLMC, Pool 160098
      10.500%, 01/01/10                                         3             3

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

AHA Full Maturity Fixed Income Fund

Description                                     Face Amount (000)   Value (000)
--------------------------------------------------------------------------------
   FHLMC, Pool 1B2550 (A)
      5.286%, 02/01/36                          $             217   $       215
   FHLMC, Pool 1B2677 (A)
      4.104%, 01/01/35                                         37            37
   FHLMC, Pool 1B2683 (A)
      4.086%, 01/01/35                                         23            23
   FHLMC, Pool 1B2692 (A)
      4.466%, 12/01/34                                         64            63
   FHLMC, Pool 1Q008 (A)
      5.079%, 03/01/36                                        324           318
   FHLMC, Pool 8201
      6.000%, 07/01/34                                        176           175
   FHLMC, Pool C00760
      6.500%, 05/01/29                                         24            25
   FHLMC, Pool C20300
      6.500%, 01/01/29                                         17            18
   FHLMC, Pool E01280
      5.000%, 12/01/17                                         60            58
   FHLMC, Pool G11431
      6.000%, 02/01/18                                         41            41
   FHLMC, Pool G12609
      5.500%, 04/01/22                                        900           887
   FHLMC, Pool G18124
      6.000%, 06/01/21                                        173           173
   FHLMC, Ser 2141, Cl N
      5.550%, 11/15/27                                         17            17
   FHLMC, Ser 2533, Cl PC
      5.000%, 10/15/17                                          7             7
   FHLMC, Ser 2544, Cl QB
      5.000%, 09/15/15                                         89            88
   FHLMC, Ser 2804, Cl VC
      5.000%, 07/15/21                                        176           168
   FHLMC, Ser 3132, Cl MA
      5.500%, 12/15/23                                        154           153
   FNMA REMIC, Ser R009, Cl AJ
      5.750%, 12/15/18                                        182           180
   FNMA TBA, Pool 254545
      5.000%, 12/01/17                                        153           148
   FNMA, Pool 13751
      5.500%, 08/01/35                                        247           238
   FNMA, Pool 252570
      6.500%, 07/01/29                                         34            35
   FNMA, Pool 253183
      7.500%, 04/01/30                                          3             3
   FNMA, Pool 253398
      8.000%, 08/01/30                                         11            12
   FNMA, Pool 254510
      5.000%, 11/01/17                                         79            76
   FNMA, Pool 254685
      5.000%, 04/01/18                                        114           111
   FNMA, Pool 254949
      5.000%, 11/01/33                                         92            86
   FNMA, Pool 254953
      5.000%, 11/01/18                                         61            59
   FNMA, Pool 303168
      9.500%, 02/01/25                                          8             9
   FNMA, Pool 735060
      6.000%, 11/01/34                                        123           122

Description                                     Face Amount (000)   Value (000)
--------------------------------------------------------------------------------
   FNMA, Pool 735228
      5.500%, 02/01/35                          $             103   $       100
   FNMA, Pool 827223 (A)
      4.777%, 04/01/35                                        200           197
   FNMA, Pool 835744
      5.000%, 09/01/35                                        567           532
   FNMA, Ser 1992, Cl 136
      6.000%, 08/25/22                                         44            45
   FNMA, Ser 2003, Cl 16
      5.000%, 10/25/15                                        150           149
   FNMA, Ser 2003, Cl 18
      5.000%, 03/25/16                                        107           106
   FNMA, Ser 2003, Cl 31
      4.500%, 12/25/28                                         98            97
   FNMA, Ser 2004-W6, Cl 1A6
      5.500%, 07/25/34                                         89            88
   FNMA, Ser 2006-B2, Cl AB
      5.500%, 05/25/14                                        251           249
   GNMA, Pool 479168
      8.000%, 02/15/30                                         20            21
   GNMA, Pool 780315
      9.500%, 12/15/17                                         17            19
   GNMA, Ser 2004, Cl 78
      4.658%, 04/16/29                                        150           143
   -----------------------------------------------------------------------------
      TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
         OBLIGATIONS
         (Cost $5,903)                                                    5,777
   =============================================================================

MORTGAGE-BACKED SECURITIES [15.0%]
   Banc of America Alternative
      Loan Trust, Ser 2004-2,
      Cl 5A1
      5.500%, 03/25/19                                        134           133
   Banc of America Alternative
      Loan Trust, Ser 2005-4,
      Cl CB11
      5.500%, 05/25/35                                        140           140
   Banc of America Alternative
      Loan Trust, Ser 2005-6,
      Cl 7A1
      5.500%, 07/25/20                                        109           106
   Banc of America Alternative
      Loan Trust, Ser 2005-9,
      Cl 1CB3
      5.500%, 10/25/35                                        125           124
   Banc of America Alternative
      Loan Trust, Ser 2006-2,
      Cl 6A1
      5.500%, 03/25/21                                        148           147
   Bayview Financial Acquisition
      Trust, Ser 2007-A, Cl 1A2
      6.205%, 04/28/37                                        200           200
   Bear Stearns Commercial
      Mortgage Security,
      Ser 2007-PW16, Cl AM
      5.713%, 06/11/40                                        300           296

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

AHA Full Maturity Fixed Income Fund

Description                                     Face Amount (000)   Value (000)
--------------------------------------------------------------------------------
   Chase Mortgage Finance,
      Ser 2003-S13, Cl A11
      5.500%, 11/25/33                          $             110   $       109
   Citigroup Mortgage Loan Trust,
      Ser 2005-9, Cl 2A2
      5.500%, 11/25/35                                        119           118
   Citigroup/Deutsche Bank
      Commercial Mortgage
      5.205%, 12/11/49                                        400           393
   Commercial Mortgage,
      Ser 2006-C8, Cl A2B
      5.248%, 12/10/46                                        185           182
   Countrywide Asset-Backed
      Certificate, Ser 2007-S1,
      Cl A6 (A)
      5.693%, 02/25/37                                        200           193
   Countrywide Asset-Backed
      Certificates, Ser 2006-11,
      Cl 1AF3 (A)
      6.050%, 09/25/46                                        200           200
   Deutsche Bank Alternative
      Securities, Ser 2006, Cl AR5
      6.000%, 10/15/21                                        181           182
   Discover Card Master Trust I,
      Ser DCMT 2003-4, Cl A1
      5.430%, 05/15/11                                        400           401
   First Horizon Alternative
      Mortgage Securities,
      Ser 2006-FA8, Cl 2A1
      5.750%, 02/25/37                                        191           190
   GE Capital Commercial
      Mortgage (A)
      5.190%, 07/10/39                                        200           193
   GE Capital Commercial
      Mortgage, Ser 2002-3A,
      Cl A2
      4.996%, 12/10/37                                        150           146
   GMAC Commercial Mortgage
      Securities, Ser 2003-C1,
      Cl A2
      4.079%, 05/10/36                                        225           208
   GMAC Mortgage Corporation
      Loan Trust, Ser 2004-GH1,
      Cl A6 (A)
      4.810%, 07/25/35                                        150           148
   GMAC Mortgage Corporation
      Loan Trust, Ser 2004-J4,
      Cl A2
      5.500%, 08/25/14                                        115           114
   John Deere Owner Trust,
      Ser 2007-A, Cl A3
      5.050%, 07/15/11                                        420           418
   JPMorgan Alternative Loan
      Trust, Ser 2006-S3, Cl A3A
      6.000%, 08/25/36                                        200           199
   JPMorgan Chase,
      Ser 2006-CB17, Cl ASB
      5.415%, 12/12/43                                        200           196

Description                                     Face Amount (000)   Value (000)
--------------------------------------------------------------------------------
   JPMorgan Mortgage Trust,
      Ser 2006-A7, Cl 2A4R (A)
      5.500%, 01/25/37                          $             200   $       198
   JPMorgan Mortgage Trust,
      Ser 2007-A2, Cl 2A3
      5.732%, 04/25/37                                        200           198
   RAAC, Ser 2004-SP1, Cl AI4 (A)
      5.285%, 08/25/27                                        150           146
   Renaissance Home Equity,
      Ser 2007-1, Cl AF2
      5.512%, 04/25/37                                        200           199
   Residential Accredit Loans,
      Ser 2004-QS5, Cl A5
      4.750%, 04/25/34                                         50            48
   Residential Accredit Loans,
      Ser 2004-QS6, Cl A1
      5.000%, 05/25/19                                         86            84
   Wachovia Bank Commercial
      Mortgage, Ser 2003-C3,
      Cl A2
      4.867%, 02/15/35                                        150           144
   -----------------------------------------------------------------------------
      TOTAL MORTGAGE-BACKED SECURITIES
         (Cost $5,841)                                                    5,753
   =============================================================================

U.S. TREASURY OBLIGATIONS [13.4%]
   U.S. Treasury Bonds
      9.125%, 05/15/18                                        275           366
      6.250%, 08/15/23 (D)                                  1,825         2,026
   U.S. Treasury Notes
      5.750%, 08/15/10                                        345           353
      4.875%, 08/15/16 (D)                                    200           198
      4.750%, 05/15/14                                        325           321
      4.375%, 12/15/10                                        400           394
      4.000%, 04/15/10                                        350           342
      3.500%, 02/15/10                                        280           270
      3.000%, 12/15/08                                        100            99
   U.S. Treasury STRIP
      4.924%, 11/15/15 (F)                                  1,225           803
   -----------------------------------------------------------------------------
      TOTAL U.S. TREASURY OBLIGATIONS
         (Cost $5,238)                                                    5,172
   =============================================================================

ASSET-BACKED SECURITIES [2.1%]
   CitiFinancial Mortgage
      Securities, Ser 2004-1,
      Cl AF2 (B)
      2.645%, 04/25/34                                         82            79
   Cityscape Home Equity Loan
      Trust, Ser 1997-C, Cl A4
      7.000%, 07/25/28                                         16            16
   Contimortgage Home Equity
      Loan Trust, Ser 1997-2,
      Cl A9
      7.090%, 04/15/28                                          9             9

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

AHA Full Maturity Fixed Income Fund

Description                                     Face Amount (000)   Value (000)
--------------------------------------------------------------------------------
   Fairbanks Capital Mortgage,
      Ser 1991-1, Cl A (A)
      5.920%, 05/25/28                          $              39   $        39
   Green Tree Financial,
      Ser 1997-7, Cl A6
      6.760%, 07/15/29                                        128           131
   GSAA Home Equity Trust,
      Ser 2005-1, Cl AF2 (A)
      4.316%, 11/25/34                                        150           146
   Renaissance Home Equity Loan
      Trust, Ser 2005-3, Cl AF2
      4.723%, 11/25/35                                         76            75
   Residential Asset Securities,
      Ser 2002-RS3, Cl AI5,
      Callable: 07/25/07 @ 100
      5.572%, 06/25/32                                         88            87
   Residential Asset Securities,
      Ser 2003-KS5, Cl AI6
      3.620%, 07/25/33                                        176           165
   Residential Asset Securities,
      Ser 2004-KS5, Cl AI3 (A)
      4.030%, 04/25/30                                         26            26
   UCFC Home Equity Loan,
      Ser 1998-C, Cl A7
      5.935%, 01/15/30                                         23            23
   -----------------------------------------------------------------------------
      TOTAL ASSET-BACKED SECURITIES
         (Cost $810)                                                        796
   =============================================================================

FOREIGN GOVERNMENT BONDS [0.7%]
   Cia Bras Bebida
      8.750%, 09/15/13                                        175           199
   National Bank of Hungary
      8.875%, 11/01/13                                         75            88
   -----------------------------------------------------------------------------
      TOTAL FOREIGN GOVERNMENT BONDS
         (Cost $282)                                                        287
   =============================================================================

MUNICIPAL BOND [0.1%]

   LOUISIANA [0.1%]
   Louisiana State, Tobacco
      Settlement Financing
      Authority, Ser 2001A
      6.360%, 05/15/25                                         31            30
   =============================================================================

      TOTAL MUNICIPAL BOND
         (Cost $31)                                                          30
   =============================================================================

                                                    Face Amount
Description                                        (000)/Shares     Value (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER [9.1%]
   Mica Funding, LLC (E)
      5.500%, 07/02/07                          $           1,256   $     1,256
   Whistlejacket Capital, Ltd. (E)
      5.450%, 07/03/07                                      2,262         2,262
   -----------------------------------------------------------------------------
      TOTAL COMMERCIAL PAPER
         (Cost $3,518)                                                    3,518
      ==========================================================================

CASH EQUIVALENTS [3.0%]
   AIM Short-Term Investment
      Company Liquid Assets
      Portfolio (E)                                       191,076           191
   Fidelity Institutional Domestic
      Money Market Portfolio,
      Cl I, 5.17% (B)                                     945,835           946
   -----------------------------------------------------------------------------
      TOTAL CASH EQUIVALENTS
       (Cost $1,137)                                                      1,137
      ==========================================================================

      TOTAL INVESTMENTS [109.5%] +
         (Cost $42,560)                                             $    42,122
      ==========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $38,458,236.
(A) FLOATING RATE SECURITY-- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON JUNE 30, 2007.
(B) THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2007.
(C) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON JUNE 30, 2007, THE VALUE OF THESE SECURITIES AMOUNTED TO $214 (000), REPRESENTING 0.6% OF THE NET ASSETS OF THE FUND.
(D) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT JUNE 30, 2007 WAS $3,591,121.
(E) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING. THE TOTAL VALUE OF SUCH SECURITIES AT JUNE 30, 2007 WAS $3,709,020.
(F) RATE SHOWN IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
CL -- CLASS
FAMC -- FEDERAL AGRICULTRAL MORTGAGE CORPORATION
FFCB -- FEDERAL FARM CREDIT BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
LLC -- LIMITED LIABILITY COMPANY
LTD. -- LIMITED
MTN -- MEDIUM TERM NOTE
NA -- NATIONAL ASSOCIATION
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES
STRIP -- SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITY
TBA -- TO BE ANNOUNCED
+ AT JUNE 30, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $42,560
(000)'S, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $141 (000)'S AND $579 (000)'S, RESPECTIVELY.

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

AHA Full Maturity Fixed Income Fund


FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL AND ANNUAL FINANCIAL STATEMENTS.

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

AHA Balanced Fund

Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
COMMON STOCK [62.4%]

   AEROSPACE & DEFENSE [0.8%]
   Lockheed Martin                                          1,377  $        130
   =============================================================================

   AUTOMOTIVE [1.3%]
   Autozone (C)*                                              351            48
   Paccar                                                   1,952           170
   -----------------------------------------------------------------------------
   TOTAL AUTOMOTIVE                                                         218
   =============================================================================

   BANKS [4.4%]
   Bank of America                                          6,490           317
   PNC Financial Services Group                             1,350            96
   Wachovia                                                 1,363            70
   Washington Mutual                                        3,158           135
   Wells Fargo                                              3,432           121
   -----------------------------------------------------------------------------
   TOTAL BANKS                                                              739
   =============================================================================

   BEAUTY PRODUCTS [0.4%]
   Procter & Gamble                                           937            57
   =============================================================================

   BIOMEDICAL RESEARCH & PRODUCTS [0.1%]
   Celgene *                                                  289            17
   =============================================================================

   BIOTECHNOLOGY [0.6%]
   Amgen *                                                    900            50
   Biogen Idec *                                              259            14
   Gilead Sciences *                                          719            28
   Millipore *                                                 35             2
   -----------------------------------------------------------------------------
   TOTAL BIOTECHNOLOGY                                                       94
   =============================================================================

   BROADCASTING & CABLE [1.6%]
   Cisco Systems *                                          4,077           114
   Qualcomm                                                 3,768           163
   -----------------------------------------------------------------------------
   TOTAL BROADCASTING & CABLE                                               277
   =============================================================================

   BUSINESS SERVICES [1.2%]
   Convergys *                                              2,300            56
   Omnicom Group                                            1,416            75
   Xerox *                                                  3,806            70
   -----------------------------------------------------------------------------
   TOTAL BUSINESS SERVICES                                                  201
   =============================================================================

Description                                              Shares     Value (000)
--------------------------------------------------------------------------------
   CHEMICALS [1.1%]
   Dow Chemical                                             1,985  $         88
   Eastman Chemical                                           754            48
   Hercules *                                               2,230            44
   -----------------------------------------------------------------------------
   TOTAL CHEMICALS                                                          180
   =============================================================================

   COMMUNICATION & MEDIA [0.6%]
   DIRECTV Group *                                          3,039            70
   Time Warner                                              1,138            24
   -----------------------------------------------------------------------------
   TOTAL COMMUNICATION & MEDIA                                               94
   =============================================================================

   COMPUTER SYSTEM DESIGN & SERVICES [4.4%]
   Apple *                                                  1,567           191
   Hewlett-Packard                                          5,429           242
   IBM                                                      2,502           264
   Lexmark International, Cl A *                              753            37
   -----------------------------------------------------------------------------
   TOTAL COMPUTER SYSTEM DESIGN & SERVICES                                  734
   =============================================================================

   CONSUMER PRODUCTS & SERVICES [0.3%]
   Kimberly-Clark                                             818            55
   =============================================================================

   CONTAINERS & PACKAGING [0.3%]
   Pactiv *                                                 1,769            56
   =============================================================================

   DIVERSIFIED MANUFACTURING [1.4%]
   Danaher                                                  1,126            85
   General Electric                                         4,101           157
   -----------------------------------------------------------------------------
   TOTAL DIVERSIFIED MANUFACTURING                                          242
   =============================================================================

   DIVERSIFIED METALS & MINING [0.7%]
   Freeport-McMoran Copper &
      Gold, Cl B                                            1,460           121
   =============================================================================

   DRUGS [2.2%]
   Merck                                                      788            39
   Pfizer                                                  10,006           256
   Wyeth                                                    1,169            67
   -----------------------------------------------------------------------------
   TOTAL DRUGS                                                              362
   =============================================================================

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

AHA Balanced Fund

Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
   ELECTRICAL SERVICES [0.8%]
   Centerpoint Energy                                       2,465  $         43
   Duke Energy                                              4,911            90
   -----------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                                                133
   =============================================================================

   ENERGY [2.4%]
   Edison International                                     3,011           169
   Entergy                                                    990           106
   PG&E                                                     1,600            73
   Sempra Energy                                            1,034            61
   -----------------------------------------------------------------------------
   TOTAL ENERGY                                                             409
   =============================================================================

   ENTERTAINMENT [0.6%]
   Carnival                                                 1,984            97
   =============================================================================

   FINANCIAL SERVICES [3.1%]
   CIT Group                                                1,090            60
   Citigroup                                                5,729           294
   Freddie Mac                                              2,712           164
   -----------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                                 518
   =============================================================================

   FOOD, BEVERAGE & TOBACCO [2.3%]
   General Mills                                            1,577            92
   Kellogg Company                                          1,028            53
   PepsiCo                                                  2,603           169
   Safeway                                                  1,987            68
   -----------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                           382
   =============================================================================

   GAS/NATURAL GAS [0.1%]
   Nicor                                                      574            25
   =============================================================================

   HEALTHCARE PRODUCTS & SERVICES [1.3%]
   Applera - Applied Biosystems
     Group                                                    127             4
   Humana *                                                 2,289           139
   Medtronic                                                   10             1
   UnitedHealth Group                                       1,723            88
   -----------------------------------------------------------------------------
   TOTAL HEALTHCARE PRODUCTS & SERVICES                                     232
   =============================================================================

   INSURANCE [3.3%]
   ACE                                                      1,400            88
   Allstate                                                 2,137           131
   Chubb                                                      630            34
   Cigna                                                    1,203            63

Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
   Hartford Financial Services
     Group                                                  1,249  $        123
   Lincoln National                                           904            64
   XL Capital, Cl A                                           635            54
   -----------------------------------------------------------------------------
   TOTAL INSURANCE                                                          557
   =============================================================================

   INVESTMENT BANKER/BROKER DEALER [4.6%]
   Goldman Sachs Group                                      1,024           222
   JPMorgan Chase                                           4,742           230
   Merrill Lynch                                            1,813           152
   Morgan Stanley                                           1,912           160
   -----------------------------------------------------------------------------
   TOTAL INVESTMENT BANKER/BROKER DEALER                                    764
   =============================================================================

   MACHINERY [0.9%]
   Cummins                                                    840            85
   Eaton                                                      790            73
   -----------------------------------------------------------------------------
   TOTAL MACHINERY                                                          158
   =============================================================================

   MEDICAL PRODUCTS & SERVICES [1.5%]
   Bard (C.R.)                                                100             8
   Baxter International                                       149             8
   Becton Dickinson                                         1,108            83
   Genzyme-General Division *                                 198            13
   Wellpoint *                                              1,673           134
   Zimmer Holdings *                                            3            --
   -----------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                        246
   =============================================================================

   MISCELLANEOUS MANUFACTURING [1.2%]
   Temple-Inland                                              748            46
   Tyco International                                       4,739           160
   -----------------------------------------------------------------------------
   TOTAL MISCELLANEOUS MANUFACTURING                                        206
   =============================================================================

   MULTI-MEDIA [0.1%]
   Walt Disney                                                379            13
   =============================================================================

   OFFICE FURNITURE & FIXTURES [1.6%]
   Microsoft                                                3,521           104
   Oracle *                                                 8,406           165
   -----------------------------------------------------------------------------
   TOTAL OFFICE FURNITURE & FIXTURES                                        269
   =============================================================================

   PETROLEUM & FUEL PRODUCTS [7.9%]
   Apache                                                   1,291           105
   Chesapeake Energy (C)                                    4,365           151
   ChevronTexaco                                            3,507           295
   ConocoPhillips                                           3,269           257

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

AHA Balanced Fund

Description                                               Shares    Value (000)
--------------------------------------------------------------------------------
   Exxon Mobil                                              3,124  $        262
   Hess                                                     1,061            63
   Marathon Oil                                             2,680           161
   Nabors Industries *                                        623            21
   Valero Energy                                              161            12
   -----------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                        1,327
   =============================================================================

   PRINTING & PUBLISHING [0.5%]
   Gannett                                                    923            51
   Meredith                                                   590            36
   -----------------------------------------------------------------------------
   TOTAL PRINTING & PUBLISHING                                               87
   =============================================================================

   RAILROADS [0.5%]
   CSX                                                      1,717            77
   =============================================================================

   REAL ESTATE INVESTMENT TRUST [0.1%]
   Boston Properties                                          152            16
   -----------------------------------------------------------------------------
   TOTAL REAL ESTATE INVESTMENT TRUST                                        16
   =============================================================================

   RETAIL [2.9%]
   Big Lots *                                               5,301           156
   Dillard's, Cl A                                          1,258            45
   JC Penney                                                   88             6
   Kroger                                                   2,907            82
   Lowe's                                                   2,031            62
   Macy's                                                   2,117            84
   McDonald's                                                 923            47
   Sherwin Williams                                            69             5
   -----------------------------------------------------------------------------
   TOTAL RETAIL                                                             487
   =============================================================================

   SEMI-CONDUCTORS [1.2%]
   Applied Materials                                        5,432           108
   Novellus Systems *                                       1,417            40
   Teradyne *                                               2,792            49
   -----------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS                                                    197
   =============================================================================

   STEEL & STEEL WORKS [0.8%]
   Nucor                                                      976            57
   United States Steel                                        678            74
   -----------------------------------------------------------------------------
   TOTAL STEEL & STEEL WORKS                                                131
   =============================================================================

   TELEPHONES & TELECOMMUNICATIONS [1.1%]
   AT&T                                                       997            41
   Embarq                                                   1,545            98



                                                 Shares/Face Amount
Description                                             (000)       Value (000)
--------------------------------------------------------------------------------
   Windstream                                               3,192  $         47
   -----------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                    186
   =============================================================================

   TRANSPORTATION SERVICES [0.0%]
   FedEx                                                       66             7
   =============================================================================

   TRUCKING [0.9%]
   Ryder System                                             2,810           151
   =============================================================================

   WHOLESALE [0.9%]
   Dean Foods                                               4,929           157
   =============================================================================

   WEB PORTALS/ISP [0.4%]
   Google, Cl A *                                             109            57
   =============================================================================

     TOTAL COMMON STOCK
       (Cost $9,606)                                                     10,466
     ===========================================================================

   MORTGAGE-BACKED SECURITIES [11.3%]
   Banc of America Alternative
     Loan Trust, Ser 2005-6,
     Cl 7A1
     5.500%, 07/25/20                                 $        36            36
   Bayview Financial Acquisition
     Trust, Ser 2007-A, Cl 1A2
     6.205%, 04/28/37                                         100           100
   Chase Mortgage Finance,
     Ser 2003-S14, Cl 3A6
     5.500%, 01/25/34                                          51            50
   Citicorp Mortgage Securities,
     Ser 2003-11, Cl 2A8
     5.500%, 12/25/33                                          56            56
   Citicorp Mortgage Securities,
     Ser 2004-4, Cl A5
     5.500%, 06/25/34                                          78            76
   Citigroup Mortgage Loan Trust,
     Ser 2005-9, Cl 2A2
     5.500%, 11/25/35                                          59            59
   Countrywide Alternative Loan
     Trust, Ser 2005-50CB,
     Cl 4A1
     5.000%, 11/25/20                                          37            36
   Countrywide Alternative Loan
     Trust, Ser 2005-85CB,
     Cl 3A1
     5.250%, 02/25/21                                          78            77
   Countrywide Alternative Loan
     Trust, Ser 2006-7CB, Cl 3A1
     5.250%, 05/25/21                                          61            60

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

AHA Balanced Fund

Description                                      Face Amount(000)   Value (000)
--------------------------------------------------------------------------------
   Countrywide Asset-Backed
     Certificates, Ser 2005-13,
     Cl AF2 (A)
     5.294%, 04/25/36                                 $        75  $         75
   Countrywide Asset-Backed
     Certificates, Ser 2006-11,
     Cl 1AF3 (A)
     6.050%, 09/25/46                                         100           100
   Credit-Based Asset Servicing
     Home Equity, Ser 2005-
     CB8, Cl AF2
     5.300%, 12/25/35                                          75            73
   Deutsche Bank Alternative
     Securities, Ser 2006, Cl AR5
     6.000%, 10/15/21                                          91            91
   First Horizon CMO, Ser 2006-
     FA6, Cl 3A1
     5.750%, 11/25/21                                          90            90
   First Union National Bank
     CMO, Ser 2001-C4, Cl A2
     6.223%, 12/12/33                                          50            51
   GE Capital Commercial
     Mortgage
     5.190%, 07/10/39                                          75            73
   GE Capital Commercial
     Mortgage, Ser 2002-3A,
     Cl A2
     4.996%, 12/10/37                                         100            97
   GMAC Commercial Mortgage
     Securities, Ser 2003-C1,
     Cl A2
     4.079%, 05/10/36                                         100            92
   GMAC Mortgage Corporation
     Loan Trust, Ser 2004,
     Cl HE5 (A)
     4.390%, 09/25/34                                          75            73
   GMAC Mortgage Corporation
     Loan Trust, Ser 2004-GH1,
     Cl A6 (A)
     4.810%, 07/25/35                                          75            74
   GMAC Mortgage Corporation
     Loan Trust, Ser 2004-J4,
     Cl A2
     5.500%, 08/25/14                                          58            57
   JPMorgan Mortgage Trust,
     Ser 2006-A7, Cl 2A4R (A)
     5.500%, 01/25/37                                         100            99
   JPMorgan Mortgage Trust,
     Ser 2007-A2, Cl 2A3 (A)
     5.732%, 04/25/37                                         100            99
   RAAC, Ser 2004-SP1, Cl AI4 (A)
     5.285%, 08/25/27                                          75            73
   Residential Accredit Loans,
     Ser 2004-QS5, Cl A5
     4.750%, 04/25/34                                          25            24

Description                                      Face Amount(000)   Value (000)
--------------------------------------------------------------------------------
   Residential Accredit Loans,
     Ser 2004-QS6, Cl A1
     5.000%, 05/25/19                                 $        29  $         28
   Residential Funding Mortgage
     Securities, Ser 2003-S11,
     Cl A2
     4.000%, 06/25/18                                          75            71
   -----------------------------------------------------------------------------
     TOTAL MORTGAGE-BACKED SECURITIES
       (Cost $1,925)                                                      1,890
   =============================================================================

 U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [8.5%]
   FHLMC Gold, Pool C90691
     5.500%, 07/01/23                                          50            49
   FHLMC Gold, Pool G0182
     6.000%, 05/01/35                                          86            85
   FHLMC REMIC, Ser 2673, Cl NC
     5.500%, 05/15/21                                          75            74
   FHLMC REMIC, Ser R007, Cl AC
     5.875%, 05/15/16                                          77            77
   FHLMC, Pool C00760
     6.500%, 05/01/29                                          18            18
   FHLMC, Pool G11771
     6.000%, 06/01/20                                          72            73
   FHLMC, Ser 2533, Cl PC
     5.000%, 10/15/17                                           4             4
   FHLMC, Ser 2578 PD
     5.000%, 08/15/14                                          50            50
   FNMA, Pool 254800
     5.500%, 07/01/23                                         370           362
   FNMA, Pool 256171
     6.000%, 03/01/26                                         210           210
   FNMA, Pool 725773
     5.500%, 09/01/34                                         120           116
   FNMA, Pool 735228
     5.500%, 02/01/35                                          52            50
   FNMA, Pool 790108
     6.000%, 08/01/34                                          62            61
   FNMA, Ser 2003, Cl 18
     5.000%, 03/25/16                                          89            88
   FNMA, Ser 2003, Cl 31
     4.500%, 12/25/28                                          56            56
   FNMA, Ser 2004-W10 Cl A24
     5.000%, 08/25/34                                          50            49
   -----------------------------------------------------------------------------
     TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
       OBLIGATIONS
       (Cost $1,445)                                                      1,422
   =============================================================================

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

AHA Balanced Fund

Description                                     Face Amount (000)   Value (000)
--------------------------------------------------------------------------------
CORPORATE BONDS [6.3%]

   AGRICULTURE [0.1%]
   Bunge NA Finance
     5.900%, 04/01/17                                 $        25  $         24
   =============================================================================

   BANKS [2.0%]
   AmSouth Bancorporation
     6.750%, 11/01/25                                          50            52
   Bank of Oklahoma, Ser AI
     7.125%, 08/15/07                                          50            50
   Bankers Trust
     7.500%, 11/15/15                                          25            28
   Compass Bank
     8.100%, 08/15/09                                          50            52
   Dresdner Bank - New York
     7.250%, 09/15/15                                          50            55
   First Maryland Bancorporation
     7.200%, 07/01/07                                          50            50
   PNC Funding
     7.500%, 11/01/09                                          50            52
   -----------------------------------------------------------------------------
   TOTAL BANKS                                                              339
   =============================================================================

   BUILDING & CONSTRUCTION [0.3%]
   Hanson Australia Funding
     5.250%, 03/15/13                                          50            49
   =============================================================================

   CONTAINERS & PACKAGING [0.3%]
   Pactiv
     7.950%, 12/15/25                                          50            54
   =============================================================================

   ENERGY [1.1%]
   Dominion Resources, Ser B
     6.250%, 06/30/12                                          50            52
   Exelon Generation
     6.950%, 06/15/11                                          50            52
   Pacific Gas & Electric
     6.050%, 03/01/34                                          25            24
   PSI Energy
     7.850%, 10/15/07                                          50            50
   -----------------------------------------------------------------------------
   TOTAL ENERGY                                                             178
   =============================================================================

   FINANCIAL SERVICES [0.4%]
   Countrywide Financial
     6.250%, 05/15/16                                          25            24
   Household Finance
     8.000%, 07/15/10                                          40            43
   -----------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                                  67
   =============================================================================


Description                                     Face Amount (000)   Value (000)
--------------------------------------------------------------------------------
   FOOD, BEVERAGE & TOBACCO [0.1%]
   Quaker Oats, Ser B, MTN
     9.250%, 11/27/07                                 $        25  $         25
   =============================================================================

   INSURANCE [0.6%]
   MetLife
     6.500%, 12/15/32                                          50            51
   Protective Life
     4.300%, 06/01/13                                          50            47
   -----------------------------------------------------------------------------
   TOTAL INSURANCE                                                           98
   =============================================================================

   MANUFACTURING [0.2%]
   Tyco International Group
     6.375%, 10/15/11                                          25            26
   =============================================================================

   PAPER & PAPER PRODUCTS [0.4%]
   Westvaco
     9.750%, 06/15/20                                          50            59
   =============================================================================

   PETROLEUM & FUEL PRODUCTS [0.2%]
   Pemex Project Funding Master
     Trust
     9.125%, 10/13/10                                          25            28
   =============================================================================

   REAL ESTATE INVESTMENT TRUST [0.1%]
   Masco
     6.125%, 10/03/16                                          25            25
   =============================================================================

   TELEPHONES & TELECOMMUNICATIONS [0.5%]
   Deutsche Telekom International
     Finance
     8.250%, 06/15/30                                          25            30
   GTE
     6.840%, 04/15/18                                          25            27
   New Cingular Wireless Services
     8.750%, 03/01/31                                          25            31
   -----------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                     88
   =============================================================================

     TOTAL CORPORATE BONDS
      (Cost $1,061)                                                       1,060
     ===========================================================================

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

AHA Balanced Fund

Description
                                                Face Amount (000)   Value (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS [6.3%]
   U.S. Treasury Bonds
     9.125%, 05/15/18                                 $       150  $        200
     6.250%, 08/15/23 (C)                                     775           860
   -----------------------------------------------------------------------------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $1,102)                                                      1,060
   =============================================================================

U.S. GOVERNMENT AGENCY OBLIGATIONS [2.4%]
   FNMA
     6.000%, 05/15/11 (C)                                     225           231
     5.500%, 04/01/36                                         177           171
   -----------------------------------------------------------------------------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $405)                                                          402
   =============================================================================

ASSET-BACKED SECURITIES [0.6%]
   Residential Asset Securities,
     Ser 2002-RS3, Cl AI5,
     Callable: 07/25/07 @ 100
     5.572%, 06/25/32                                         101           100
   Residential Asset Securities,
     Ser 2004-KS5, Cl AI3 (A)
     4.030%, 04/25/30                                           9             9
   -----------------------------------------------------------------------------
     TOTAL ASSET-BACKED SECURITIES
       (Cost $112)                                                          109
   =============================================================================

FOREIGN GOVERNMENT BOND [0.4%]
   Hydro-Quebec, Ser FU
     11.750%, 02/01/12                                         50            63
--------------------------------------------------------------------------------

     TOTAL FOREIGN GOVERNMENT BOND
       (Cost $65)                                                            63
   =============================================================================

MUNICIPAL BOND [0.1%]

   LOUISIANA [0.1%]
   Louisiana State, Tobacco
     Settlement Financing
     Authority, Ser 2001A
     6.360%, 05/15/25                                          20            20
   =============================================================================

     TOTAL MUNICIPAL BOND
       (Cost $21)                                                            20
   =============================================================================

                                                      Face Amount
Description                                          (000)/Shares   Value (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER [6.1%]
   Mica Funding, LLC (D)
     5.500%, 07/02/07                                 $       368  $        368
   Whistlejacket Capital Ltd. (D)
     5.450%, 07/03/07                                         663           663
   =============================================================================

     TOTAL COMMERCIAL PAPER
       (Cost $1,031)                                                      1,031
     ===========================================================================

CASH EQUIVALENTS [1.7%]
   AIM Short-Term Investment
       Company Liquid Assets
       Portfolio (D)                                       56,013            56
   Fidelity Institutional Domestic
       Money Market Portfolio,
       Cl I, 5.17% (B)                                    234,787           235
     ---------------------------------------------------------------------------
     TOTAL CASH EQUIVALENTS
       (Cost $291)                                                          291
     ===========================================================================

     TOTAL INVESTMENTS [106.1%] +
       (Cost $17,064)                                              $     17,814
     ===========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $16,784,346.
* NON-INCOME PRODUCING SECURITY
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON JUNE 30, 2007.
(B) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2007.
(C) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT JUNE 30, 2007 WAS $1,050,839.
(D) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING. THE TOTAL VALUE OF SUCH SECURITIES AT JUNE 30, 2007 WAS $1,087,272.
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
ISP -- INTERNET SERVICE PROVIDER
LLC -- LIMITED LIABILITY COMPANY
LTD. -- LIMITED
MTN -- MEDIUM TERM NOTE
NA -- NATIONAL ASSOCIATION
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
+ AT JUNE 30, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $17,064
(000)'S AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $984 (000)'S AND $234 (000)'S, RESPECTIVELY.
FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

AHA Diversified Equity Fund

Description                                            Shares      Value (000)
--------------------------------------------------------------------------------
COMMON STOCK [98.1%]

   ADVERTISING [0.5%]
   CBS, Cl B                                            18,800   $          626
   =============================================================================

   AEROSPACE & DEFENSE [1.2%]
   Lockheed Martin                                       9,523              896
   Raytheon                                              7,700              415
   -----------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                                              1,311
   =============================================================================

   APPAREL/TEXTILES [0.3%]
   VF                                                    3,190              292
   =============================================================================

   AUTOMOTIVE [1.8%]
   Autozone (A)*                                         2,590              354
   Honda Motor, ADR                                     21,500              780
   Paccar                                                9,853              858
   -----------------------------------------------------------------------------
   TOTAL AUTOMOTIVE                                                       1,992
   =============================================================================

   BANKS [6.1%]
   Bank of America                                      50,594            2,473
   Bank of New York *                                   22,600              937
   International Bancshares                             10,450              268
   PNC Financial Services Group                          7,166              513
   US Bancorp                                           23,000              758
   Wachovia                                             12,228              627
   Washington Mutual                                    16,243              693
   Wells Fargo                                          19,521              686
   -----------------------------------------------------------------------------
   TOTAL BANKS                                                            6,955
   =============================================================================

   BEAUTY PRODUCTS [0.3%]
   Procter & Gamble                                      4,615              282
   =============================================================================

   BIOMEDICAL RESEARCH & PRODUCTS [0.6%]
   Celgene *                                             1,464               84
   Quest Diagnostics (A)                                11,100              573
   -----------------------------------------------------------------------------
   TOTAL BIOMEDICAL RESEARCH & PRODUCTS                                     657
   =============================================================================

   BIOTECHNOLOGY [0.4%]
   Amgen *                                               4,561              252
   Biogen Idec *                                         1,310               70
   Gilead Sciences *                                     3,696              144

Description                                            Shares      Value (000)
--------------------------------------------------------------------------------
   Millipore *                                             188   $           14
   -----------------------------------------------------------------------------
   TOTAL BIOTECHNOLOGY                                                      480
   =============================================================================

   BROADCASTING & CABLE [2.0%]
   Cisco Systems *                                      31,122              867
   Motorola                                             41,300              731
   Nokia, ADR                                           23,500              660
   -----------------------------------------------------------------------------
   TOTAL BROADCASTING & CABLE                                             2,258
   =============================================================================

   BUILDING & CONSTRUCTION [0.2%]
   USG (A)*                                              4,200              206
   =============================================================================

   BUSINESS SERVICES [1.7%]
   Convergys *                                          10,300              250
   First Data                                           22,600              738
   Xerox *                                              52,666              973
   -----------------------------------------------------------------------------
   TOTAL BUSINESS SERVICES                                                1,961
   =============================================================================

   CHEMICALS [0.7%]
   Dow Chemical                                          6,452              285
   Eastman Chemical                                      3,898              251
   Hercules *                                           11,466              225
   -----------------------------------------------------------------------------
   TOTAL CHEMICALS                                                          761
   =============================================================================

   COMMUNICATION & MEDIA [2.4%]
   DIRECTV Group *                                      15,739              364
   Time Warner                                         110,443            2,323
   -----------------------------------------------------------------------------
   TOTAL COMMUNICATION & MEDIA                                            2,687
   =============================================================================

   COMPUTER SYSTEM DESIGN & SERVICES [5.5%]
   Apple *                                               8,089              987
   Dell *                                               23,000              656
   Hewlett-Packard                                      54,525            2,433
   IBM                                                  12,683            1,335
   Seagate Technology                                   21,000              457
   Sun Microsystems *                                   55,000              289
   -----------------------------------------------------------------------------
   TOTAL COMPUTERS SYSTEM DESIGN & SERVICES                               6,157
   =============================================================================

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

AHA Diversified Equity Fund

Description                                            Shares      Value (000)
--------------------------------------------------------------------------------
   CONSUMER PRODUCTS & SERVICES [1.3%]
   Kimberly-Clark                                        4,400   $          294
   Mattel                                               20,900              529
   Sony, ADR                                            13,000              668
   -----------------------------------------------------------------------------
   TOTAL CONSUMER PRODUCTS & SERVICES                                     1,491
   =============================================================================

   CONTAINERS & PACKAGING [0.2%]
   Pactiv *                                              7,700              246
   =============================================================================

   DATA PROCESSING [0.3%]
   Electronic Data Systems                              10,600              294
   =============================================================================

   DIVERSIFIED MANUFACTURING [4.2%]
   Danaher                                               4,927              372
   General Electric                                     44,290            1,696
   Parker Hannifin                                       6,650              651
   Temple-Inland                                         3,847              237
   Tyco International                                   52,173            1,763
   -----------------------------------------------------------------------------
   TOTAL DIVERSIFIED MANUFACTURING                                        4,719
   =============================================================================

   DIVERSIFIED METALS & MINING [0.6%]
   Freeport-McMoran Copper & Gold, Cl B                  7,760              643
   =============================================================================

   DRUG STORES [0.8%]
   Rite Aid (A)*                                       137,500              877
   =============================================================================

   DRUGS [5.5%]
   Abbott Laboratories                                  10,700              573
   Johnson & Johnson                                    17,700            1,091
   King Pharmaceuticals *                               28,800              589
   Merck                                                11,406              568
   Pfizer                                               49,169            1,257
   Sanofi-Aventis, ADR                                   6,000              242
   Schering-Plough                                      19,300              587
   Wyeth                                                22,953            1,316
   -----------------------------------------------------------------------------
   TOTAL DRUGS                                                            6,223
   =============================================================================

   ELECTRICAL SERVICES [0.5%]
   Centerpoint Energy                                   12,992              226
   Duke Energy                                          16,144              296
   -----------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES                                                522
   =============================================================================

Description                                            Shares      Value (000)
--------------------------------------------------------------------------------
   ENERGY [2.1%]
   Edison International                                 15,264   $          857
   Entergy                                               7,996              858
   PG&E                                                  7,128              323
   Sempra Energy                                         5,341              316
   -----------------------------------------------------------------------------
   TOTAL ENERGY                                                           2,354
   =============================================================================

   ENTERTAINMENT [0.4%]
   Carnival                                              9,159              447
   =============================================================================

   FINANCIAL SERVICES [5.7%]
   American Express                                      2,131              130
   Capital One Financial                                13,000            1,020
   CIT Group                                            29,280            1,605
   Citigroup                                            47,107            2,416
   Freddie Mac                                           2,784              169
   Nasdaq Stock Market (A)*                             14,500              431
   Western Union                                        27,600              575
   -----------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                               6,346
   =============================================================================

   FOOD, BEVERAGE & TOBACCO [5.0%]
   Coca-Cola Enterprises                                24,100              578
   Conagra Foods                                        35,000              940
   Del Monte Foods                                      49,500              602
   General Mills                                        20,370            1,190
   Kellogg                                               3,619              188
   PepsiCo                                              15,316              993
   Safeway                                              31,798            1,082
   -----------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                         5,573
   =============================================================================

   GAS/NATURAL GAS [0.9%]
   El Paso                                              57,000              982
   =============================================================================

   HEALTHCARE PRODUCTS & SERVICES [2.6%]
   Applera - Applied Biosystems Group                   20,943              640
   Cardinal Health                                      12,900              911
   Humana *                                             11,932              727
   McKesson                                              5,400              322
   UnitedHealth Group                                    7,425              380
   -----------------------------------------------------------------------------
   TOTAL HEALTHCARE PRODUCTS & SERVICES                                   2,980
   =============================================================================

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

AHA Diversified Equity Fund

Description                                             Shares     Value (000)
--------------------------------------------------------------------------------
   HOUSEHOLD FURNITURE & FIXTURES [0.4%]
   Ethan Allen Interiors                                12,500  $           428
   =============================================================================

   INSURANCE [9.3%]
   ACE                                                   3,434              215
   Allstate                                             23,404            1,440
   American International Group                         16,650            1,166
   Chubb                                                21,356            1,156
   Cigna                                                 6,174              322
   Conseco *                                            34,600              723
   Hartford Financial Services Group                     6,629              653
   HCC Insurance                                        28,500              952
   ING Groep, ADR                                       16,222              713
   Lincoln National                                      5,731              407
   Marsh & Mclennan                                     22,000              679
   Mercury General                                       4,500              248
   Metlife                                               3,500              226
   Travelers                                            12,900              690
   UnumProvident                                        22,000              574
   XL Capital, Cl A                                      2,721              229
   -----------------------------------------------------------------------------
   TOTAL INSURANCE                                                       10,393
   =============================================================================

   INVESTMENT BANKER/BROKER DEALER [4.1%]
   Goldman Sachs Group                                   5,191            1,125
   JPMorgan Chase                                       41,690            2,020
   Merrill Lynch                                         9,631              805
   Morgan Stanley                                        7,556              634
   -----------------------------------------------------------------------------
   TOTAL INVESTMENT BANKER/BROKER DEALER                                  4,584
   =============================================================================

   MACHINERY [1.5%]
   Caterpillar                                          10,500              822
   Cummins                                               4,689              475
   Eaton                                                 3,690              343
   -----------------------------------------------------------------------------
   TOTAL MACHINERY                                                        1,640
   =============================================================================

   MEDICAL PRODUCTS & SERVICES [1.2%]
   Baxter International                                  4,300              242
   Becton Dickinson                                      4,133              308
   Genzyme-General Division *                            1,004               65
   Wellpoint *                                           9,034              721
   -----------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                      1,336
   =============================================================================

   METALS & MINING [0.8%]
   Barrick Gold                                         31,300              910
   =============================================================================

Description                                             Shares     Value (000)
--------------------------------------------------------------------------------
   MULTI-MEDIA [0.2%]
   Walt Disney                                           7,356  $           251
   =============================================================================

   OFFICE FURNITURE & FIXTURES [1.7%]
   3M                                                    1,700              147
   Microsoft                                            20,020              590
   Oracle *                                             60,063            1,184
   -----------------------------------------------------------------------------
   TOTAL OFFICE FURNITURE & FIXTURES                                      1,921
   =============================================================================

   PAPER & PAPER PRODUCTS [0.3%]
   MeadWestvaco                                          9,000              318
   =============================================================================

   PETROLEUM & FUEL PRODUCTS [10.8%]
   Anadarko Petroleum                                   16,400              853
   Apache                                                6,724              549
   Chesapeake Energy (A)                                51,684            1,788
   ChevronTexaco                                        15,997            1,348
   ConocoPhillips                                       26,976            2,118
   Ensco International                                   2,745              167
   Exxon Mobil                                          16,277            1,365
   Hess                                                  5,593              330
   Marathon Oil                                         13,966              837
   Nabors Industries *                                  28,087              938
   Unit *                                               11,100              698
   Valero Energy                                        15,245            1,126
   -----------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                       12,117
   =============================================================================

   PETROLEUM EXPLORATION [0.8%]
   GlobalSantaFe                                        12,900              932
   =============================================================================

   PRINTING & PUBLISHING [0.1%]
   Meredith                                              1,080               67
   RR Donnelley & Sons                                   1,297               56
   -----------------------------------------------------------------------------
   TOTAL PRINTING & PUBLISHING                                              123
   =============================================================================

   RAILROADS [0.4%]
   CSX                                                   9,043              408
   =============================================================================

   REAL ESTATE INVESTMENT TRUSTS [0.1%]
   Boston Properties                                     1,565              160
   =============================================================================

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

AHA Diversified Equity Fund

Description                                             Shares     Value (000)
--------------------------------------------------------------------------------
   RETAIL [2.8%]
   Big Lots *                                           26,874  $           790
   Dillard's, Cl A                                       1,057               38
   JC Penney                                             5,080              368
   Kroger                                               15,960              449
   Lowe's                                               12,945              397
   Radioshack                                            4,698              156
   Sherwin Williams                                        618               41
   Wal-Mart Stores                                      10,700              515
   Zale *                                               15,000              357
   -----------------------------------------------------------------------------
   TOTAL RETAIL                                                           3,111
   =============================================================================

   SEMI-CONDUCTORS [1.6%]
   Applied Materials                                    38,147              758
   Atmel *                                              73,000              406
   Intel                                                 5,840              139
   Novellus Systems *                                    7,466              212
   Teradyne *                                           14,429              253
   -----------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS                                                  1,768
   =============================================================================

   STEEL & STEEL WORKS [0.6%]
   Nucor                                                 5,375              315
   United States Steel                                   3,341              364
   -----------------------------------------------------------------------------
   TOTAL STEEL & STEEL WORKS                                                679
   =============================================================================

   TELEPHONES & TELECOMMUNICATIONS [5.1%]
   Alltel                                                  261               18
   AT&T                                                 27,455            1,139
   Embarq                                               12,857              815
   Idearc                                               39,375            1,391
   Sprint Nextel                                        50,100            1,037
   Telephone & Data Systems                              4,700              294
   Verizon Communications                               23,173              954
   Windstream                                              660               10
   -----------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                  5,658
   =============================================================================

   TRANSPORTATION SERVICES [0.9%]
   FedEx                                                 9,200            1,021
   =============================================================================

   TRUCKING [0.7%]
   Ryder System                                         14,248              767
   =============================================================================

                                               Shares/Face Amount
Description                                          (000)         Value (000)
--------------------------------------------------------------------------------
   WHOLESALE [0.7%]
   Dean Foods                                           24,991  $           796
   =============================================================================

   WEB PORTALS/ISP [0.2%]
   Google, Cl A *                                          322              169
   =============================================================================

     TOTAL COMMON STOCK
       (Cost $97,683)                                                   109,812
     ===========================================================================

COMMERCIAL PAPER [3.2%]
   Mica Funding, LLC (B)
     5.500%, 07/02/07                             $      1,280            1,280
   Whistlejacket Capital, Ltd. (B)
     5.450%, 07/02/07                                    2,307            2,307
   -----------------------------------------------------------------------------

     TOTAL COMMERCIAL PAPER
       (Cost $3,587)                                                      3,587
   =============================================================================

CASH EQUIVALENTS [2.1%]
   AIM Short-Term Investment
     Company Liquid Assets
     Portfolio (B)                                     194,848              195
   Fidelity Institutional Domestic
     Money Market Portfolio,
     Cl I, 5.17% (C)                                 2,161,936            2,162
   -----------------------------------------------------------------------------
     TOTAL CASH EQUIVALENTS
       (Cost $2,357)                                                      2,357
     ===========================================================================

     TOTAL INVESTMENTS [103.4%] +
       (Cost $103,627)                                           $      115,756
     ===========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $111,986,479.
* NON-INCOME PRODUCING SECURITY
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT JUNE 30, 2007 WAS $3,525,725.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING. THE TOTAL VALUE OF SUCH SECURITIES AT JUNE 30, 2007 WAS $3,782,237.
(C) THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2007.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
ISP -- INTERNET SERVICE PROVIDER
LLC -- LIMITED LIABILITY COMPANY
LTD. -- LIMITED
+ AT JUNE 30, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $103,627
(000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $13,113 (000) AND $984 (000), RESPECTIVELY.
FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL AND ANNUAL FINANCIAL STATEMENTS.

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

AHA Socially Responsible Equity Fund

Description                                             Shares     Value (000)
--------------------------------------------------------------------------------
COMMON STOCK [95.0%]

   ADVERTISING [2.0%]
   CBS, Cl B                                            34,500   $        1,149
   =============================================================================

   AUTOMOTIVE [2.6%]
   Honda Motor, ADR                                     41,900            1,521
   =============================================================================

   BANKS [7.6%]
   Chittenden                                           25,500              891
   International Bancshares                             46,558            1,193
   National City                                        36,100            1,203
   PNC Financial Services Group                         14,800            1,059
   -----------------------------------------------------------------------------
   TOTAL BANKS                                                            4,346
   =============================================================================

   BIOMEDICAL RESEARCH & PRODUCTS [2.0%]
   Quest Diagnostics (A)                                22,500            1,162
   =============================================================================

   BROADCASTING & CABLE [3.1%]
   Motorola                                             34,000              602
   Nokia, ADR                                           41,000            1,152
   -----------------------------------------------------------------------------
   TOTAL BROADCASTING & CABLE                                             1,754
   =============================================================================

   BUSINESS SERVICES [2.8%]
   Xerox *                                              88,400            1,634
   =============================================================================

   CHEMICALS [5.7%]
   Air Products & Chemicals (A)                         14,200            1,141
   Huntsman                                             30,000              730
   Rohm & Haas                                          26,100            1,427
   -----------------------------------------------------------------------------
   TOTAL CHEMICALS                                                        3,298
   =============================================================================

   COMPUTER SYSTEM DESIGN & SERVICES [4.0%]
   Hewlett-Packard                                      26,500            1,182
   Sun Microsystems *                                  212,000            1,115
   -----------------------------------------------------------------------------
   TOTAL COMPUTER SYSTEM DESIGN & SERVICES                                2,297
   =============================================================================

   CONSUMER PRODUCTS & SERVICES [6.2%]
   Kimberly-Clark                                       24,000            1,605
   Mattel                                               37,500              949
   Sony, ADR                                            19,200              986
   -----------------------------------------------------------------------------
   TOTAL CONSUMER PRODUCTS & SERVICES                                     3,540
   =============================================================================

Description                                             Shares     Value (000)
--------------------------------------------------------------------------------
   DIVERSIFIED MANUFACTURING [2.0%]
   Tyco International                                   33,500   $        1,132
   =============================================================================

   DRUGS [7.3%]
   Abbott Laboratories                                  25,300            1,355
   Johnson & Johnson                                    24,500            1,510
   Schering-Plough                                      44,600            1,357
   -----------------------------------------------------------------------------
   TOTAL DRUGS                                                            4,222
   =============================================================================

   ELECTRICAL SERVICES [3.0%]
   Emerson Electric                                     36,900            1,727
   =============================================================================

   ENERGY [2.5%]
   Atmos Energy                                         48,500            1,458
   =============================================================================

   FINANCIAL SERVICES [3.8%]
   CIT Group                                            20,200            1,108
   Nasdaq Stock Market (A) *                            37,000            1,099
   -----------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                               2,207
   =============================================================================

   FOOD, BEVERAGE & TOBACCO [4.3%]
   Del Monte Foods                                      90,000            1,095
   Supervalu                                            30,100            1,394
   -----------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                         2,489
   =============================================================================

   HEALTHCARE PRODUCTS & SERVICES [4.0%]
   Applera - Applied Biosystems Group                   41,000            1,252
   Cardinal Health                                      15,000            1,060
   -----------------------------------------------------------------------------
   TOTAL HEALTHCARE PRODUCTS & SERVICES                                   2,312
   =============================================================================

   INSURANCE [5.5%]
   American International Group                         15,000            1,050
   Marsh & Mclennan                                     36,000            1,112
   Mercury General                                      18,200            1,003
   -----------------------------------------------------------------------------
   TOTAL INSURANCE                                                        3,165
   =============================================================================

   INVESTMENT BANKER/BROKER DEALER [2.5%]
   Citigroup                                            28,000            1,436
   =============================================================================

Schedule of Investments
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

AHA Socially Responsible Equity Fund

                                              Shares/Face Amount
Description                                         (000)          Value (000)
--------------------------------------------------------------------------------
   MULTI-MEDIA [2.6%]
   Time Warner                                          71,500   $        1,504
   =============================================================================

   OFFICE FURNITURE & FIXTURES [1.9%]
   3M                                                   12,800            1,111
   =============================================================================

   PAPER & PAPER PRODUCTS [1.5%]
   MeadWestvaco                                         24,000              848
   =============================================================================

   PETROLEUM & FUEL PRODUCTS [10.1%]
   Chesapeake Energy (A)                                57,800            2,000
   Patterson - UTI Energy                               71,000            1,861
   Unit *                                               31,500            1,981
   -----------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                        5,842
   =============================================================================

   PRINTING & PUBLISHING [1.9%]
   Thomson                                              26,100            1,071
   =============================================================================

   SEMI-CONDUCTORS/INSTRUMENTS [2.0%]
   Intel                                                47,500            1,129
   =============================================================================

   TELEPHONES & TELECOMMUNICATIONS [4.1%]
   Embarq                                               10,800              684
   Sprint Nextel                                        80,500            1,667
   -----------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATIONS                                  2,351
   =============================================================================

     TOTAL COMMON STOCK
       (Cost $47,015)                                                    54,705
     ===========================================================================

COMMERCIAL PAPER [8.1%]
   Mica Funding, LLC (B)
     5.500%, 07/02/07                           $        1,669            1,669
   Whistlejacket Capital, Ltd. (B)
     5.450%, 07/03/07                                    3,006            3,006
   -----------------------------------------------------------------------------
     TOTAL COMMERCIAL PAPER
       (Cost $4,675)                                                      4,675
     ===========================================================================

Description                                          Shares        Value (000)
--------------------------------------------------------------------------------
CASH EQUIVALENTS [5.3%]
   AIM Short-Term Investment
     Company Liquid Assets
     Portfolio (B)                                     253,951   $          254
   Fidelity Institutional Domestic
     Money Market Portfolio,
     Cl I, 5.17% (C)                                 2,799,689            2,800
   -----------------------------------------------------------------------------
     TOTAL CASH EQUIVALENTS
       (Cost $3,054)                                                      3,054
     ===========================================================================

     TOTAL INVESTMENTS [108.4%] +
       (Cost $54,744)                                            $       62,434
     ===========================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $57,589,355.
* NON-INCOME PRODUCING SECURITY
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2007. THE TOTAL VALUE OF SUCH SECURITIES AT JUNE 30, 2007 WAS $4,691,470.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING. THE VALUE OF SUCH SECURITIES AT JUNE 30, 2007 WAS $4,929,498.
(C) THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JUNE 30, 2007.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
LLC -- LIMITED LIABILITY COMPANY
LTD. -- LIMITED
+ AT JUNE 30, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $54,744
(000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $7,893(000) AND $203(000), RESPECTIVELY.
FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL AND ANNUAL FINANCIAL STATEMENTS.

ITEM 2.  CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               CNI Charter Funds


By (Signature and Title)*                  /s/ Richard D. Byrd
                                           --------------------------------
                                           Richard D. Byrd, President & CEO

Date  August 8, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Richard D. Byrd
                                           --------------------------------
                                           Richard D. Byrd, President & CEO

Date  August 8, 2007

By (Signature and Title)*                  /s/ Eric Kleinschmidt
                                           ---------------------------------
                                           Eric Kleinschmidt, Controller and COO

Date  August 8, 2007

* Print the name and title of each signing officer under his or her signature.